DEFERRED CHARGES	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED CHARGES
DEFERRED CHARGES

Deferred charges represent financing costs, principally bank fees, that are capitalized and amortized to other financial items over the life of the debt instrument. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. Deferred charges are comprised of the following amounts:

(in thousands of $)	2015	2014
Debt arrangement fees and other deferred financing charges	27,596	23,384
Accumulated amortization	(13,920)	(10,028)
	13,676	13,356